                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                         Post-Effective Amendment No. 24                     [X]
                               (File No. 33-62457)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                                Amendment No. 74                             [X]
                               (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                             Rodney J. Vessels, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on [date] pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[X]  on September 15, 2008 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 24 to this Registration Statement No. 33-62457 on Form N-6 does not supersede Post-Effective Amendment No. 23 to Registration Statement No. 33-62457 filed on or about April 28, 2008 on behalf of RiverSource Succession Select Life Insurance and RiverSource Variable Second-To-Die Life Insurance.

The purpose of this Post-Effective Amendment No. 24 is to supplement and incorporate changes to the prospectus for RiverSource Succession Select Life Insurance.

The prospectus related to Post-Effective Amendment No. 24 to Registration Statement No. 33-62457 filed on or about April 28, 2008 is incorporated by reference into Part A of Post-Effective Amendment No. 24 to this Registration Statement.

The combined Statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated by reference into Part B of Post-Effective Amendment No. 24 to this Registration Statement.

PROSPECTUS SUPPLEMENT DATED SEPTEMBER 15, 2008*
PRODUCT NAME                                                   PRODUCT FORM #
  RIVERSOURCE(R) SUCCESSION SELECT VARIABLE LIFE               S-6202 L (5/08)
  INSURANCE

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

I. The prospectus is amended to describe 2001 CSO policies. All provisions in the prospectus apply to 2001 CSO policies except as modified herein.

The following definition is added to KEY TERMS on page 63 of the prospectus:

     2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, and any policy issued on or after January 1, 2009, regardless of the date of the application.

The following information is added to FEE TABLES-TRANSACTION FEES-SURRENDER CHARGE(A)-AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

     Rate per $1,000 of the initial specified amount:

     MINIMUM: $2.35 -- Female, Tobacco, Age 15;
     Male, Tobacco, Age 90

     MAXIMUM: $35.63 -- Female, Tobacco, Age 70;
     Male, Tobacco, Age 70

     REPRESENTATIVE INSUREDS: $18.70 -- Female, Preferred
     Nontobacco, Age 55; Male, Standard Nontobacco, Age 55

The following information is added to FEE TABLES-CHARGES OTHER THAN FUND OPERATING EXPENSES-COST OF INSURANCE CHARGES(A)-AMOUNT DEDUCTED on page 3 of the prospectus:

     For 2001 CSO policies:

     Monthly rate per $1,000 of net amount at risk:

     MINIMUM: $0.00001 -- Female, Standard, Age 15;
     Female, Standard, Age 15: Duration 1

     MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
     Male, Tobacco, Age 90: Duration 15

     REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
     Nontobacco, Age 55, Female, Preferred Nontobacco, Age 55: Duration 1

The following information is added to FEE TABLES-CHARGES OTHER THAN FUND OPERATING EXPENSES-FOUR-YEAR TERM INSURANCE RIDER (FYT)(A)(B)-AMOUNT DEDUCTED on page 4 of the prospectus:

     For 2001 CSO policies:

     Monthly rate per $1,000 of the cost of insurance amount:

     MINIMUM: $0.00001 -- Female, Standard, Age 15;
     Female, Standard, Age 15: Duration 1

     MAXIMUM: $13.31 -- Male, Tobacco, Age 90;
     Male, Tobacco, Age 95: Duration 4

     REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
     Nontobacco, Age 55; Female, Preferred Nontobacco, Age 55: Duration 1

The following information is added to LOADS, FEES AND CHARGES-MONTHLY DEDUCTION on page 15 of the prospectus:

     For 2001 CSO policies, references to "1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday" are replaced with "2001 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday".

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6202-12 A (9/08)

*Destroy date: May 1, 2009

The following information is added to LOADS, FEES AND CHARGES-SURRENDER CHARGE on page 16 of the prospectus:

     For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55, qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.

                           MAXIMUM
 LAPSE OR SURRENDER       SURRENDER
AT BEGINNING OF YEAR       CHARGE:
          1               $18,694.05
          2                18,694.05
          3                18,694.05
          4                18,694.05
          5                18,694.05
          6                18,538.10
          7                16,668.43
          8                14,798.76
          9                12,929.97
         10                11,060.30
         11                 9,190.63
         12                 7,320.96
         13                 5,452.17
         14                 3,582.50
         15                 1,712.83
         16                     0.00

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

The following information is added to POLICY ILLUSTRATIONS-UNDERSTANDING THE ILLUSTRATIONS-PREMIUMS on page 60 of the prospectus:

     The illustrations for 2001 CSO policies assume that a premium of $15,000 is paid in full at the beginning of each policy year.

                                      --2--

The following information is added to POLICY ILLUSTRATIONS following the illustrations on pages 61 and 62 of the prospectus:

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                        CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                   DEATH BENEFIT                                POLICY VALUE
END OF    WITH ANNUAL            ASSUMING HYPOTHETICAL GROSS                  ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST              ANNUAL INVESTMENT RETURN OF                  ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%              6%              12%          0%             6%              12%
----------------------------------------------------------------------------------------------------------------
   1      $   15,750     $1,000,000      $1,000,000      $ 1,000,000   $ 13,117      $   13,944      $    14,772
   2          32,288      1,000,000       1,000,000        1,000,000     25,922          28,395           30,968
   3          49,652      1,000,000       1,000,000        1,000,000     38,408          43,360           48,719
   4          67,884      1,000,000       1,000,000        1,000,000     50,570          58,849           68,172
   5          87,029      1,000,000       1,000,000        1,000,000     62,396          74,866           89,480
   6         107,130      1,000,000       1,000,000        1,000,000     73,876          91,417          112,816
   7         128,237      1,000,000       1,000,000        1,000,000     84,987         108,494          138,358
   8         150,398      1,000,000       1,000,000        1,000,000     95,706         126,093          166,306
   9         173,668      1,000,000       1,000,000        1,000,000    106,000         144,197          196,874
  10         198,102      1,000,000       1,000,000        1,000,000    115,845         162,802          230,309
  15         339,862      1,000,000       1,000,000        1,000,000    164,597         273,079          465,819
  20         520,789      1,000,000       1,000,000        1,000,000    197,975         400,845          852,132
  25         751,702      1,000,000       1,000,000        1,571,511    204,773         546,210        1,496,677
  30       1,046,412      1,000,000       1,000,000        2,674,330    145,219         705,456        2,546,981
  35       1,422,545             --       1,000,000        4,461,085         --         901,841        4,248,653
  40       1,902,596             --       1,209,454        7,131,989         --       1,197,479        7,061,375
  45       2,515,277             --       1,586,097       11,823,695         --       1,586,097       11,823,695
----------------------------------------------------------------------------------------------------------------


                  CASH SURRENDER VALUE
END OF         ASSUMING HYPOTHETICAL GROSS
POLICY         ANNUAL INVESTMENT RETURN OF
YEAR       0%             6%              12%
------
   1    $     --      $       --      $        --
   2       7,228           9,701           12,274
   3      19,714          24,666           30,025
   4      31,876          40,155           49,478
   5      43,702          56,172           70,786
   6      57,052          74,593           95,992
   7      70,032          93,540          123,403
   8      82,621         113,007          153,221
   9      94,784         132,981          185,657
  10     106,499         153,456          220,962
  15     164,597         273,079          465,819
  20     197,975         400,845          852,132
  25     204,773         546,210        1,496,677
  30     145,219         705,456        2,546,981
  35          --         901,841        4,248,653
  40          --       1,197,479        7,061,375
  45          --       1,586,097       11,823,695
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                      --3--

ILLUSTRATION                                               FOR 2001 CSO POLICIES
--------------------------------------------------------------------------------

INITIAL SPECIFIED AMOUNT $1,000,000                     GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    ANNUAL PREMIUM $15,000
                MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO
               FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO
--------------------------------------------------------------------------------

          PREMIUM(1)
          ACCUMULATED                DEATH BENEFIT                            POLICY VALUE
END OF    WITH ANNUAL         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST           ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%           0%            6%           12%           0%            6%          12%
-------------------------------------------------------------------------------------------------------
   1      $   15,750     $1,000,000    $1,000,000    $1,000,000   $    12,877    $ 13,696    $   14,516
   2          32,288      1,000,000     1,000,000     1,000,000        25,438      27,880        30,422
   3          49,652      1,000,000     1,000,000     1,000,000        37,673      42,555        47,841
   4          67,884      1,000,000     1,000,000     1,000,000        49,570      57,723        66,908
   5          87,029      1,000,000     1,000,000     1,000,000        61,114      73,384        87,770
   6         107,130      1,000,000     1,000,000     1,000,000        72,285      89,531       110,581
   7         128,237      1,000,000     1,000,000     1,000,000        83,054     106,151       135,509
   8         150,398      1,000,000     1,000,000     1,000,000        93,390     123,225       162,735
   9         173,668      1,000,000     1,000,000     1,000,000       103,256     140,732       192,458
  10         198,102      1,000,000     1,000,000     1,000,000       112,611     158,648       224,904
  15         339,862      1,000,000     1,000,000     1,000,000       153,563     257,453       442,799
  20         520,789      1,000,000     1,000,000     1,000,000       169,700     359,848       787,817
  25         751,702      1,000,000     1,000,000     1,423,950       135,718     451,254     1,356,143
  30       1,046,412      1,000,000     1,000,000     2,372,289            --     499,384     2,259,322
  35       1,422,545             --     1,000,000     3,845,127            --     424,030     3,662,026
  40       1,902,596             --            --     5,951,457            --          --     5,892,531
  45       2,515,277             --            --     9,609,629            --          --     9,609,629
-------------------------------------------------------------------------------------------------------


               CASH SURRENDER VALUE
END OF     ASSUMING HYPOTHETICAL GROSS
POLICY     ANNUAL INVESTMENT RETURN OF
YEAR       0%          6%          12%
------
   1    $     --    $     --    $       --
   2       6,744       9,186        11,728
   3      18,979      23,861        29,147
   4      30,876      39,029        48,214
   5      42,420      54,690        69,076
   6      55,460      72,707        93,757
   7      68,100      91,196       120,554
   8      80,305     110,140       149,650
   9      92,039     129,516       181,242
  10     103,264     149,302       215,557
  15     153,563     257,453       442,799
  20     169,700     359,848       787,817
  25     135,718     451,254     1,356,143
  30          --     499,384     2,259,322
  35          --     424,030     3,662,026
  40          --          --     5,892,531
  45          --          --     9,609,629
------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

II. The prospectus is amended to discontinue the offering of an optional benefit.

The following information is added to POLICY BENEFITS AND RISKS-POLICY BENEFITS-OPTIONAL INSURANCE BENEFITS on page 11 of the prospectus:

     Effective October 1, 2008, the Survivor Term Insurance Rider (STR) is not available.

S-6202-12 A (9/08)

                                      --4--

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life InsuranceCompany Variable Annuities and Variable Life Insurance filed electronically asExhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSourceVariable Annuity Account (previously American Enterprise Variable AnnuityAccount), RiverSource Signature(SM) Select Variable Annuity and RiverSourceSignature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated byreference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-

Effective Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life InsuranceCompany filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No.18, File No. 33-62457 and is incorporated by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No.18, File No. 33-62457 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17,2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. AmericanEnterprise Life Insurance Company, American Partners Life Insurance Company, IDSLife Insurance Company, and Ameriprise Financial Services, Inc. filedelectronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 toRegistration Statement No. 333-69777 and is incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1,2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006,by and among Calvert Variable Series, Inc., Calvert Asset Management Company,Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filedelectronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 toRegistration Statement No. 333-69777 and is incorporated by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006,by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective AmendmentNo. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12,2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1,2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company,IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc.(formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor,Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69888 and is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No.333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.
(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m) Calculation of Illustrations for Succession Select will be filed by Amendment.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select will be filed by Amendment.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated August 30, 2007 filed electronically as Exhibit (r)(1) with Post-Effective Amendment No. 31 to Registration Statement No. 33-69777 is incorporated by references.



Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company

Name                  Principal Business Address*          Position and Offices With Depositor
-------------------   ----------------------------------   ------------------------------------------
Gumer C. Alvero                                            Director and Executive
                                                           Vice President - Annuities

Timothy V. Bechtold                                        Director and President

Kent M. Bergene                                            Vice President - Affiliated Investments

Walter S. Berman                                           Vice President and Treasurer

Richard N. Bush                                            Senior Vice President - Corporate Tax

Pat H. Carey                                               Vice President-Fund Relations

Charles R. Caswell                                         Reinsurance Officer

Jim Hamalainen                                             Vice President - Investments

Michelle M. Keeley                                         Vice President - Investments

Timothy J. Masek                                           Vice President - Investments

Brian J. McGrane                                           Director, Executive Vice President and
                                                           Chief Financial Officer

Thomas W. Murphy                                           Vice President - Investments

Kevin E. Palmer                                            Director, Vice President and Chief Actuary

Bridget M. Sperl                                           Director, Executive Vice President -
                                                           Client Service

David K. Stewart                                           Vice President and Controller

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.


Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                               Jurisdiction of
Name of Subsidiary                             Incorporation
--------------------------------------------   ---------------
Advisory Capital Strategies Group Inc.         Minnesota
AEXP Affordable Housing LLC                    Delaware
American Enterprise Investment Services Inc.   Minnesota
American Express Property Casualty Insurance
   Agency of Kentucky, Inc.                    Kentucky
American Express Property Casualty Insurance
   Agency of Maryland, Inc.                    Maryland
American Express Property Casualty Insurance
   Agency of Mississippi, Inc.                 Mississippi
American Express Property Casualty Insurance
   Agency of Pennsylvania, Inc.                Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.  Wisconsin
Ameriprise Bank, FSB                           USA
Ameriprise Capitive Insurance Company          Vermont
Ameriprise Capital Trust I                     Delaware
Ameriprise Capital Trust II                    Delaware
Ameriprise Capital Trust III                   Delaware
Ameriprise Capital Trust IV                    Delaware
Ameriprise Certificate Company                 Delaware
Ameriprise Financial Services,Inc.             Delaware
Ameriprise India Private Ltd.                  India
Ameriprise Insurance Company                   Wisconsin
Ameriprise Trust Company                       Minnesota
Boston Equity General Partner LLC              Delaware
IDS Capital Holdings Inc.                      Minnesota
IDS Futures Corporation                        Minnesota
IDS Management Corporation                     Minnesota
IDS Property Casualty Insurance Company        Wisconsin
IDS REO 1, LLC                                 Minnesota
IDS REO 2, LLC                                 Minnesota
Investors Syndicate Development Corporation    Nevada
Kenwood Capital Management LLC (47.7% owned)   Delaware
Realty Assets, Inc.                            Nebraska
RiverSource CDO Seed Investments, LLC          Minnesota
RiverSource Distributors,Inc.                  Delaware
RiverSource Investments,LLC                    Minnesota
RiverSource Life Insurance Company             Minnesota
RiverSource Life Insurance Co. of New York     New York
RiverSource Service Corporation                Minnesota
RiverSource Tax Advantaged Investments, Inc.   Delaware
Securities America Advisors,Inc.               Nebraska
Securities America Financial Corporation       Nebraska
Securities America, Inc.                       Nebraska
Threadneedle Asset Management Holdings Ltd.    England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to,any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account ; RiverSource Account F; RiverSource Variable Annuity Fund A, RiverSource Variable Annuity Fund B, RiverSource Variable Account 10; RiverSource Account MGA; RiverSource MVA Account; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Life Insurance Company; RiverSource of New York Variable Annuity Account ; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, officer or partner of the principal underwriter:

Name and
Principal Business Address*   Positions and Offices with Underwriter
---------------------------   ----------------------------------------
Gumer C. Alvero               Director and Vice President

Patrick T. Bannigan           Director and Senior Vice President-Asset
                              Management, Products and Marketing Group

Timothy V. Bechtold           Director

Paul J. Dolan                 Chief Operating Officer and
                              Chief Administrative Officer

Jeffrey P. Fox                Chief Financial Officer

Martin T. Griffin             President-Outside Distribution

Jeffrey L. McGregor, Sr.      President-Inside Distribution

Scott R. Plummer              Chief Counsel

Julie A. Ruether              Chief Compliance Officer

William F. "Ted" Truscott     Chairman of the Board, CEO and President

*    Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                          NET
                      UNDERWRITING   COMPENSATION
NAME OF PRINCIPAL    DISCOUNTS AND        ON         BROKERAGE        OTHER
UNDERWRITER           COMMISSIONS     REDEMPTION    COMMISSIONS   COMPENSATION
-----------------    -------------   ------------   -----------   ------------
RiverSource
   Distributors,
   Inc.               $322,665,705       None           None          None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of June, 2008.

                                        RiverSource Variable Life Separate
                                        Account (Registrant)

                                        By: RiverSource Life Insurance Company
                                            (Depositor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of June, 2008.



/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------   (Chief executive officer)
Timothy V. Bechtold


/s/ Brian J. McGrane*                   Director, Executive Vice President
-------------------------------------   and Chief Financial Officer
Brian J. McGrane                        (Principal Financial Officer)


/s/ Kevin E. Palmer*                    Director, Vice President and
-------------------------------------   Chief Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President - Client
-------------------------------------   Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart

* Signed pursuant to Power of Attorney dated August 30, 2007 is filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 31 to Registration Statement No. 333-69777, by:


/s/ Rodney J. Vessels
-------------------------------------
Rodney J. Vessels
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24
TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Supplement for:

     RiverSource Succession Select Variable Life Insurance

Prospectus for:

     RiverSource Succession Select Variable Life Insurance filed electronically as Part A to Post-Effective Amendment No.23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 is incorporated herein by reference.

Part B.

The combined Statement of Additional Information relating to RiverSource Variable Life Separate Account filed electronically in Post-Effective Amendment No. 23 to Registration Statement No. 033-62457 filed on or about April 28, 2008 with an effective date of May 1, 2008 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.

EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development